Share-based Compensation And Incentive Plans (Summary Of Stock Option Activity) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, Number of Shares	2,735,606
Granted, Number of Shares	0		1,100,000
Exercised, Number of Shares	(82,256)
Forfeited, Number of Shares	(42,110)
Expired, Number of Shares	(260,240)
Outstanding at December 31, Number of Shares	2,351,000	2,735,606
Exercisable, Number of Shares	2,115,951
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at December 31, Weighted Average Exercise Price per Share (usd per share)	$ 23.81
Granted, Weighted Average Exercise Price per Share (usd per share)	0.00
Exercised, Weighted Average Exercise Price per Share (usd per share)	13.46
Forfeited, Weighted Average Exercise Price per Share (usd per share)	16.99
Expired, Weighted Average Exercise Price per Share (usd per share)	26.27
Outstanding at December 31, Weighted Average Exercise Price per Share (usd per share)	23.99	$ 23.81
Exercisable, Weighted Average Exercise Price per Share (usd per share)	$ 24.81
Weighted Average Remaining Contractual Term (years)	4 years 10 months 13 days	5 years 10 months 21 days
Exercisable, Weighted Average Remaining Contractual Term (years)	4 years 7 months 10 days
Aggregate Intrinsic Value, beginning balance	$ 2,400
Aggregate Intrinsic Value, ending balance	4,600	$ 2,400
Exercisable, Aggregate Intrinsic Value (in millions)	$ 3,800